UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2002
                                               ------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenhut Overseas, L.L.C.
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Address:   909 Third Avenue, 30th Floor
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           New York, NY  10172
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Form 13F File Number:  28-05238
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
         --------------------------------------------------------------
Title:   Member
         --------------------------------------------------------------
Phone:   212-350-5100
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein              New York, NY                    02/14/03
-----------------------             ------------                    -------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 5
                                            ---------------------------
Form 13F Information Table Value Total:     $         4,719
                                            ---------------------------
                                                   (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                               FORM 13F



Page 1 of 1         Name of Reporting Manager:  Greenhut Overseas, L.L.C.
                                                --------------------------------


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Item 1:                    Item 2:   Item 3:              Item 4:             Item 5:
Name of Issuer             Title     CUSIP                Fair                Shares or
                            of       Number               Market              Principal
                           Class                          Value               Amount
-----------------------------------------------------------------------------------------------
Bethlehem Steel            COM        87509105             21,000             190,000
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Covanta Energy             COM        22281N103            6,000              724,800
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Foot Locker, Inc.          COM        344849104            2,846,000          271,000
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Ryerson Tull               COM        783755101            1,062,000          174,051
                           CLA
-----------------------------------------------------------------------------------------------
Tenneco Automotive         COM        880349105            784,000            194,000
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COLUMN TOTAL                                               4,719,000
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                             ** TABLE CONTINUED **



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                       Item 6: Investment Discretion                                    Item 8: Voting Authority (Shares)
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Item 1:                                    (b) Shared-    (c) Shared          Item 7:
Name of Issuer                                   As           Other          Managers
                         (a) Sole              Defined                       See Instr.        (a) Sole      (b) Shared     (c) None
                                               in Instru                        V
                                                 V
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Bethlehem Steel        190,000                                                          190,000
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Covanta Energy         724,800                                                          724,800
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Foot Locker, Inc.      271,000                                                          271,000
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Ryerson Tull           174,051                                                          174,051

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Tenneco Automotive     194,000                                                          194,000
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COLUMN TOTAL
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

                              ** TABLE COMPLETE **